BALANCE SHEET (Unaudited) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 45,587	$ 526,625
Prepaid expenses	140,532	280,057
Total current assets	186,119	806,682
Investments held in Trust Account	65,010,733	65,000,484
Total Assets	65,196,852	65,807,166
Current liabilities:
Accrued expense	5,000	0
Franchise tax payable	224,434	124,434
Total current liabilities	229,434	124,434
Total Liabilities	229,434	124,434
Commitments and Contingencies
Common stock subject to possible redemption, 6,500,000 shares at conversion value of $10.00 per share	65,000,000	65,000,000
Stockholders’ Equity (Deficit):
Preferred stock, $0.00001 par value; 100,000,000 shares authorized; none issued and outstanding	0	0
Common stock, $0.00001 par value; 300,000,000 shares authorized; 1,625,000 issued and outstanding as of June 30, 2022 and December 31, 2021 (excluding 6,500,000 shares subject to possible redemption)	16	16
Additional paid-in capital	827,553	827,553
Accumulated deficit	(860,151)	(144,837)
Total Stockholders' Equity (Deficit)	(32,582)	682,732
Total Liabilities, Equity, and Stockholders' Equity (Deficit)	$ 65,196,852	$ 65,807,166